S000036777 [Member] Investment Objectives and Goals - iShares J.P. Morgan EM High Yield Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® J.P. MORGAN EM HIGH YIELD BOND ETFTicker: EMHYStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds.